Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 264,348
Financial liabilities	5,346,822
Current and non-current liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,475,548
Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,443,343
Trade payables and trade payables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	552,093
Current and non-current liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	485,200
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115,864
Other current liabilities and other current liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	106,827
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82,264
Non-Current Liabilities To Credit Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55,418
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,694
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,571
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	184,576
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,135
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,490
Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,056
Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,091
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	236,767
Financial liabilities	2,915,366
Due within 1 year | Current and non-current liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,539,331
Due within 1 year | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due within 1 year | Trade payables and trade payables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	552,093
Due within 1 year | Current and non-current liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	485,200
Due within 1 year | Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79,315
Due within 1 year | Other current liabilities and other current liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	106,827
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	78,488
Due within 1 year | Non-Current Liabilities To Credit Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55,418
Due within 1 year | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,694
Due within 1 year | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due within 1 year | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	184,576
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,135
Due within 1 year | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due within 1 year | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,056
Due within 1 year | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,581
Financial liabilities	2,410,865
Due between 1 and 5 years | Current and non-current liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	936,217
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,422,752
Due between 1 and 5 years | Trade payables and trade payables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Current and non-current liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	36,549
Due between 1 and 5 years | Other current liabilities and other current liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,776
Due between 1 and 5 years | Non-Current Liabilities To Credit Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,571
Due between 1 and 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,490
Due between 1 and 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,091
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Financial liabilities	20,591
Due beyond 5 years | Current and non-current liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,591
Due beyond 5 years | Trade payables and trade payables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Current and non-current liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other current liabilities and other current liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Non-Current Liabilities To Credit Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0